Leases (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Leases [Line Items]
Recognized right of use asset	¥ 1,250,509			$ 175,466	¥ 538,987
Lease liabilities					¥ 1,164,757	$ 163,432
Weighted average discount rate	7.00%			7.00%
Weighted average remaining lease term	1 year			1 year
Rent expense	¥ 707,265	$ 99,240	¥ 823,731
Right-of-Use Asset [Member]
Leases [Line Items]
Recognized right of use asset	¥ 1,300,000			$ 200,000